Fair Value Measurements - Summary of Fair Value Measurement of Assets And Liabilities (Detail) - CAD ($) $ in Millions		Jul. 31, 2024	Oct. 31, 2023
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		$ 168,099	$ 123,718
FVTPL Securities		18,537	16,733
FVOCI Securities	[1]	81,456	62,819
Derivative Assets
Derivative Assets		36,834	39,976
Derivative Liabilities
Derivative Liabilities		49,488	50,193
Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		168,099	123,718
FVTPL Securities		18,537	16,733
FVOCI Securities		81,456	62,819
Loans		13,249	7,454
Other Assets	[2]	12,346	7,776
Fair value liabilities	[3]	110,078	84,149
Deposits	[3],[4]	53,383	35,845
Securities sold but not yet purchased	[3]	39,967	43,774
Other liabilities	[3],[5]	16,728	4,530
Derivative Assets
Derivative Assets		36,834	39,976
Derivative Liabilities
Derivative Liabilities		49,488	50,193
Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		12,649	11,370
FVTPL Securities		350	216
FVOCI Securities		28,289	20,101
Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		7,938	7,169
FVTPL Securities		1,507	1,166
FVOCI Securities		5,892	5,054
Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		25,481	20,132
FVTPL Securities		1,672	2,088
FVOCI Securities		12,172	5,880
Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		911	279
FVOCI Securities		5,001	5,300
Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		3,396	2,541
FVTPL Securities		25	48
FVOCI Securities		5,785	6,969
Measured at fair value [member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		37,108	21,517
FVTPL Securities		21	19
FVOCI Securities		19,638	15,766
Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		13,422	11,933
FVTPL Securities		8,594	7,362
FVOCI Securities		4,502	3,589
Measured at fair value [member] | Trading loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		739	450
Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		66,455	48,327
FVTPL Securities		6,368	5,834
FVOCI Securities		177	160
Measured at fair value [member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		77	1,676
Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		13,172	5,778
Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		9,048	13,350
Derivative Liabilities
Derivative Liabilities		11,322	17,801
Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		14,511	19,889
Derivative Liabilities
Derivative Liabilities		13,937	19,205
Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		2,116	2,022
Derivative Liabilities
Derivative Liabilities		2,214	1,657
Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		11,139	4,690
Derivative Liabilities
Derivative Liabilities		21,976	11,503
Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		20	25
Derivative Liabilities
Derivative Liabilities		39	27
Valued using quoted market prices [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		70,325	52,883
FVTPL Securities		976	827
FVOCI Securities		2,386	633
Other Assets	[2]	10,630	6,020
Fair value liabilities	[3]	11,304	13,696
Securities sold but not yet purchased	[3]	9,640	12,217
Other liabilities	[3],[5]	1,664	1,479
Derivative Assets
Derivative Assets		225	775
Derivative Liabilities
Derivative Liabilities		653	802
Valued using quoted market prices [member] | Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		1,458	1,176
FVTPL Securities		81	4
FVOCI Securities		2,381	633
Valued using quoted market prices [member] | Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		2,546	3,593
FVTPL Securities		2	2
FVOCI Securities		5
Valued using quoted market prices [member] | Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		319	20
Valued using quoted market prices [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		66,002	48,094
FVTPL Securities		893	821
Valued using quoted market prices [member] | Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		23	21
Derivative Liabilities
Derivative Liabilities		36	52
Valued using quoted market prices [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets			28
Derivative Liabilities
Derivative Liabilities		65	1
Valued using quoted market prices [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		176	668
Derivative Liabilities
Derivative Liabilities		229	589
Valued using quoted market prices [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		22	58
Derivative Liabilities
Derivative Liabilities		310	160
Valued using quoted market prices [member] | Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		4
Derivative Liabilities
Derivative Liabilities		13
Valued using models (with observable inputs) [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		97,733	70,798
FVTPL Securities		12,935	11,671
FVOCI Securities		78,893	62,026
Loans		12,983	7,268
Other Assets	[2]	34	33
Fair value liabilities	[3]	98,774	70,448
Deposits	[3],[4]	53,383	35,845
Securities sold but not yet purchased	[3]	30,327	31,557
Other liabilities	[3],[5]	15,064	3,046
Derivative Assets
Derivative Assets		36,609	39,196
Derivative Liabilities
Derivative Liabilities		48,832	49,380
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		11,191	10,194
FVTPL Securities		269	212
FVOCI Securities		25,908	19,468
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		7,938	7,169
FVTPL Securities		1,507	1,166
FVOCI Securities		5,892	5,054
Valued using models (with observable inputs) [member] | Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		22,935	16,539
FVTPL Securities		1,670	2,086
FVOCI Securities		12,167	5,880
Valued using models (with observable inputs) [member] | Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		911	279
FVOCI Securities		5,001	5,300
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		3,077	2,521
FVTPL Securities		25	48
FVOCI Securities		5,785	6,969
Valued using models (with observable inputs) [member] | Measured at fair value [member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		37,067	21,517
FVTPL Securities		21	19
FVOCI Securities		19,638	15,766
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		13,422	11,933
FVTPL Securities		8,558	7,335
FVOCI Securities		4,502	3,589
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Trading loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		739	450
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		453	196
FVTPL Securities		885	805
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		77	1,676
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		12,906	5,592
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		9,025	13,329
Derivative Liabilities
Derivative Liabilities		11,286	17,749
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		14,511	19,861
Derivative Liabilities
Derivative Liabilities		13,872	19,204
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		1,940	1,349
Derivative Liabilities
Derivative Liabilities		1,983	1,067
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		11,117	4,632
Derivative Liabilities
Derivative Liabilities		21,666	11,335
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		16	25
Derivative Liabilities
Derivative Liabilities		25	25
Valued using models (without observable inputs) [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		41	37
FVTPL Securities		4,626	4,235
FVOCI Securities		177	160
Loans		266	186
Other Assets	[2]	1,682	1,723
Fair value liabilities	[3]		5
Other liabilities	[3],[5]		5
Derivative Assets
Derivative Assets			5
Derivative Liabilities
Derivative Liabilities		3	11
Valued using models (without observable inputs) [member] | Measured at fair value [member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		41
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities		36	27
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities			37
FVTPL Securities		4,590	4,208
FVOCI Securities		177	160
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		266	186
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets			5
Derivative Liabilities
Derivative Liabilities		2	1
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Liabilities
Derivative Liabilities			8
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Credit default swaps [member]
Derivative Liabilities
Derivative Liabilities		$ 1	$ 2

[1]	Amounts are net of ACL of $4 million ($3 million as at October 31, 2023).
[2]	Other assets include precious metals, segregated fund assets and investment properties in our insurance business, carbon credits, certain receivables and other items measured at fair value.
[3]	Interest expense for liabilities carried at fair value is $726 million and $2,061 million for the three and nine months ended July 31, 2024, respectively ($650 million and $1,776 million for the three and nine months ended July 31, 2023, respectively). Interest expense for liabilities carried at amortized cost is $11,583 million and $33,030 million for the three and nine months ended July 31, 2024, respectively ($9,266 million and $24,458 million for the three and nine months ended July 31, 2023).
[4]	Deposits include structured note liabilities, money market and metals deposits designated at FVTPL and certain embedded options related to structured deposits carried at amortized cost.
[5]	Other liabilities include investment contract liabilities and segregated fund liabilities in our insurance business, as well as certain securitization and structured entities’ liabilities measured at FVTPL.